Portfolio of investments—August 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.97%
Communication services: 0.30%
Interactive media & services: 0.30%
Cargurus, Inc.†	90,046	$1,630,733
Consumer discretionary: 11.34%
Automobile components: 0.97%
Patrick Industries, Inc.	63,054	5,273,837
Diversified consumer services: 0.53%
Carriage Services, Inc.	93,633	2,885,769
Hotels, restaurants & leisure: 1.10%
Dine Brands Global, Inc.	13,723	751,746
Wyndham Hotels & Resorts, Inc.	69,716	5,255,889
		6,007,635
Household durables: 3.95%
Cavco Industries, Inc.†	17,190	4,804,949
Century Communities, Inc.	63,897	4,744,352
Ethan Allen Interiors, Inc.	98,473	3,090,083
GoPro, Inc. Class A†	73,321	266,522
Helen of Troy Ltd.†	31,106	3,823,549
Meritage Homes Corp.	34,158	4,749,328
		21,478,783
Leisure products: 1.48%
Johnson Outdoors, Inc. Class A	66,173	3,699,732
Malibu Boats, Inc. Class A†	89,882	4,364,670
		8,064,402
Specialty retail: 3.02%
American Eagle Outfitters, Inc.	275,070	4,665,187
Dick’s Sporting Goods, Inc.	38,449	4,473,157
Shoe Carnival, Inc.	166,250	3,845,363
Williams-Sonoma, Inc.	24,471	3,455,305
		16,439,012
Textiles, apparel & luxury goods: 0.29%
Figs, Inc. Class A†	44,185	273,063
Rocky Brands, Inc.	73,401	1,304,336
		1,577,399
Consumer staples: 3.01%
Beverages: 0.74%
Coca-Cola Consolidated, Inc.	5,746	4,015,880
See accompanying notes to portfolio of investments
Allspring Small Company Value Portfolio | 1

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Consumer staples distribution & retail: 1.33%
Grocery Outlet Holding Corp.†	105,799	$3,263,899
Sprouts Farmers Market, Inc.†	97,966	3,996,033
		7,259,932
Food products: 0.83%
Hostess Brands, Inc.†	158,870	4,524,618
Personal care products: 0.11%
Olaplex Holdings, Inc.†	209,051	566,528
Energy: 8.11%
Energy equipment & services: 2.68%
Helmerich & Payne, Inc.	181,542	7,259,865
Patterson-UTI Energy, Inc.	517,051	7,311,101
		14,570,966
Oil, gas & consumable fuels: 5.43%
Callon Petroleum Co.†	183,739	7,208,081
Diamondback Energy, Inc.	58,880	8,936,806
Murphy Oil Corp.	199,919	9,076,322
PBF Energy, Inc. Class A	11,430	535,953
W&T Offshore, Inc.†	938,959	3,830,953
		29,588,115
Financials: 22.72%
Banks: 11.96%
Ameris Bancorp	179,916	7,331,577
Atlantic Union Bankshares Corp.	240,327	7,135,309
Axos Financial, Inc.†	151,950	6,547,525
Banner Corp.	99,328	4,325,734
Customers Bancorp, Inc.†	194,486	6,834,238
FB Financial Corp.	148,791	4,520,271
Great Southern Bancorp, Inc.	105,657	5,332,509
Heritage Financial Corp.	182,217	3,137,777
Independent Bank Corp.	305,634	5,834,553
OFG Bancorp	232,757	7,019,951
Synovus Financial Corp.	228,306	7,068,354
		65,087,798
Capital markets: 3.26%
Donnelley Financial Solutions, Inc.†	110,335	5,436,205
Piper Sandler Cos.,	46,481	6,924,739
Stifel Financial Corp.	83,135	5,405,438
		17,766,382
Financial services: 1.69%
Cass Information Systems, Inc.	33,991	1,303,215
Euronet Worldwide, Inc.†	11,720	1,023,859
See accompanying notes to portfolio of investments
2 | Allspring Small Company Value Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Financial services (continued)
Jackson Financial, Inc. Class A	60,236	$2,264,874
WEX, Inc.†	23,406	4,591,789
		9,183,737
Insurance: 3.36%
American Equity Investment Life Holding Co.†	64,669	3,471,432
Brighthouse Financial, Inc.†	48,745	2,420,677
Genworth Financial, Inc. Class A†	771,203	4,465,265
Unum Group	161,539	7,946,103
		18,303,477
Mortgage real estate investment trusts (REITs): 2.45%
AGNC Investment Corp.	665,238	6,592,509
Annaly Capital Management, Inc.	334,326	6,776,788
		13,369,297
Health care: 5.44%
Biotechnology: 0.09%
CRISPR Therapeutics AG†	10,049	502,551
Health care equipment & supplies: 1.99%
Dentsply Sirona, Inc.	36,030	1,336,353
EDAP TMS SA ADR†	279,221	2,247,729
Masimo Corp.†	6,939	792,989
Merit Medical Systems, Inc.†	32,233	2,104,170
QuidelOrtho Corp.†	12,322	1,014,840
UFP Technologies, Inc.†	18,885	3,318,283
		10,814,364
Health care providers & services: 2.75%
Addus HomeCare Corp.†	27,449	2,407,277
AMN Healthcare Services, Inc.†	25,111	2,219,310
Ensign Group, Inc.	28,322	2,838,431
Fulgent Genetics, Inc.†	56,363	1,846,452
Option Care Health, Inc.†	80,111	2,790,266
Quipt Home Medical Corp.†	28,498	168,423
U.S. Physical Therapy, Inc.	26,743	2,696,497
		14,966,656
Health care technology: 0.14%
Renalytix PLC†	264,028	765,681
Pharmaceuticals: 0.47%
Prestige Consumer Healthcare, Inc.†	44,059	2,569,962
Industrials: 23.05%
Building products: 2.86%
CSW Industrials, Inc.	26,065	4,682,056
See accompanying notes to portfolio of investments
Allspring Small Company Value Portfolio | 3

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Building products (continued)
UFP Industries, Inc.	54,974	$5,736,537
Zurn Elkay Water Solutions Corp. Class C	174,583	5,171,148
		15,589,741
Commercial services & supplies: 1.04%
ABM Industries, Inc.	100,300	4,555,626
ACCO Brands Corp.	206,866	1,102,596
		5,658,222
Construction & engineering: 3.71%
Comfort Systems USA, Inc.	28,164	5,198,229
MYR Group, Inc.†	39,770	5,650,124
Sterling Infrastructure, Inc.†	113,206	9,368,929
		20,217,282
Electrical equipment: 1.99%
Atkore, Inc.†	28,395	4,371,978
Generac Holdings, Inc.†	9,793	1,163,507
Regal Rexnord Corp.	32,549	5,279,122
		10,814,607
Ground transportation: 0.92%
ArcBest Corp.	47,597	5,025,767
Machinery: 6.31%
Federal Signal Corp.	82,189	5,009,420
Hillenbrand, Inc.	104,313	5,052,922
Hillman Solutions Corp.†	201,445	1,823,077
Kadant, Inc.	25,001	5,493,720
Miller Industries, Inc.	99,027	3,961,080
Shyft Group, Inc.	120,905	1,895,790
Standex International Corp.	47,369	7,277,300
Timken Co.	49,884	3,812,135
		34,325,444
Marine transportation: 0.83%
Matson, Inc.	51,418	4,518,614
Passenger airlines: 0.82%
Alaska Air Group, Inc.†	106,523	4,470,770
Professional services: 1.29%
CBIZ, Inc.†	85,293	4,785,790
First Advantage Corp.	160,084	2,233,172
		7,018,962
Trading companies & distributors: 3.28%
Air Lease Corp.	98,482	4,014,126
Boise Cascade Co.	76,203	8,334,322
See accompanying notes to portfolio of investments
4 | Allspring Small Company Value Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Trading companies & distributors (continued)
Hudson Technologies, Inc.†	193,905	$2,338,494
McGrath RentCorp	31,476	3,182,224
		17,869,166
Information technology: 9.80%
Communications equipment: 0.64%
Aviat Networks, Inc.†	72,217	2,544,927
Harmonic, Inc.†	87,817	937,886
		3,482,813
Electronic equipment, instruments & components: 4.29%
Belden, Inc.	46,811	4,395,553
ePlus, Inc.†	73,599	4,885,501
Insight Enterprises, Inc.†	23,526	3,766,277
Methode Electronics, Inc.	51,251	1,652,845
PC Connection, Inc.	77,323	4,107,398
Richardson Electronics Ltd.	43,963	553,494
Sanmina Corp.†	71,581	3,987,062
		23,348,130
IT services: 1.84%
EPAM Systems, Inc.†	17,984	4,657,676
Hackett Group, Inc.	75,476	1,778,970
Kyndryl Holdings, Inc.†	213,140	3,597,803
		10,034,449
Semiconductors & semiconductor equipment: 2.12%
Cirrus Logic, Inc.†	25,575	2,098,173
Diodes, Inc.†	26,212	2,145,452
FormFactor, Inc.†	60,094	2,122,520
Ichor Holdings Ltd.†	64,243	2,353,221
Onto Innovation, Inc.†	20,137	2,798,640
		11,518,006
Software: 0.91%
Digital Turbine, Inc.†	23,911	213,047
Everbridge, Inc.†	56,261	1,395,836
Mitek Systems, Inc.†	203,336	2,271,263
Verint Systems, Inc.†	32,906	1,065,825
		4,945,971
Materials: 6.46%
Chemicals: 2.94%
AdvanSix, Inc.	150,872	4,990,846
Hawkins, Inc.	107,642	6,694,256
Ingevity Corp.†	30,385	1,637,448
Koppers Holdings, Inc.	7,129	272,969
See accompanying notes to portfolio of investments
Allspring Small Company Value Portfolio | 5

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Chemicals (continued)
Minerals Technologies, Inc.	35,686	$2,180,414
Stepan Co.	2,480	216,430
		15,992,363
Construction materials: 2.02%
Eagle Materials, Inc.	37,214	7,045,354
Knife River Corp.†	76,554	3,939,469
		10,984,823
Containers & packaging: 0.41%
Greif, Inc. Class A	30,948	2,246,515
Metals & mining: 1.09%
Materion Corp.	4,527	492,493
Schnitzer Steel Industries, Inc. Class A	147,411	4,894,045
Worthington Industries, Inc.	7,167	539,460
		5,925,998
Real estate: 6.81%
Diversified REITs: 0.85%
Armada Hoffler Properties, Inc.	318,950	3,632,841
One Liberty Properties, Inc.	51,248	1,007,023
		4,639,864
Health care REITs: 0.35%
Global Medical REIT, Inc.	196,338	1,900,552
Industrial REITs : 2.52%
LXP Industrial Trust	234,484	2,302,633
Plymouth Industrial REIT, Inc.	229,830	5,265,405
STAG Industrial, Inc.	167,853	6,131,670
		13,699,708
Office REITs : 1.30%
Douglas Emmett, Inc.	200,802	2,744,963
Vornado Realty Trust†	180,034	4,324,417
		7,069,380
Retail REITs : 1.03%
Agree Realty Corp.	52,073	3,219,153
Retail Opportunity Investments Corp.	177,549	2,389,809
		5,608,962
Specialized REITs : 0.76%
PotlatchDeltic Corp.	88,047	4,161,101
Utilities: 1.93%
Electric utilities: 1.16%
IDACORP, Inc.	21,942	2,102,921
See accompanying notes to portfolio of investments
6 | Allspring Small Company Value Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Electric utilities (continued)
Pinnacle West Capital Corp.	27,566	$2,130,025
Portland General Electric Co.	47,109	2,066,201
		6,299,147
Water utilities: 0.77%
California Water Service Group	43,249	2,173,262
Middlesex Water Co.	26,968	2,029,612
		4,202,874
Total common stocks (Cost $401,263,435)		538,782,745

	Expiration date
Warrants: 0.00%
Energy: 0.00%
Energy equipment & services: 0.00%
Parker Drilling Co.♦†	9-25-2024	8,457	212
Total warrants (Cost $0)			212

		Yield
Short-term investments: 0.80%
Investment companies: 0.80%
Allspring Government Money Market Fund Select Class♠∞		5.26%	4,359,971	4,359,971
Total short-term investments (Cost $4,359,971)				4,359,971
Total investments in securities (Cost $405,623,406)	99.77%			543,142,928
Other assets and liabilities, net	0.23			1,230,991
Total net assets	100.00%			$544,373,919

†	Non-income-earning security.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,743,595	$21,894,202	$(22,277,826)	$0	$0	$4,359,971	4,359,971	$62,031
See accompanying notes to portfolio of investments
Allspring Small Company Value Portfolio | 7

Notes to portfolio of investments—August 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$1,630,733	$0	$0	$1,630,733
Consumer discretionary	61,726,837	0	0	61,726,837
Consumer staples	16,366,958	0	0	16,366,958
Energy	44,159,081	0	0	44,159,081
Financials	123,710,691	0	0	123,710,691
Health care	29,619,214	0	0	29,619,214
Industrials	125,508,575	0	0	125,508,575
Information technology	53,329,369	0	0	53,329,369
Materials	35,149,699	0	0	35,149,699
Real estate	37,079,567	0	0	37,079,567
Utilities	10,502,021	0	0	10,502,021
Warrants
Energy	0	212	0	212
Short-term investments
Investment companies	4,359,971	0	0	4,359,971
Total assets	$543,142,716	$212	$0	$543,142,928
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
8 | Allspring Small Company Value Portfolio

Notes to portfolio of investments—August 31, 2023 (unaudited)
For the three months ended August 31, 2023, the Portfolio did not have any transfers into/out of Level 3.
Allspring Small Company Value Portfolio | 9